Financial statements preparation (Details) - Computer software - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Oct. 01, 2020	Sep. 30, 2020
Financial statements preparation
Threshold amount for capitalisation for software development costs		$ 20	$ 1
Increase in operating expenses	$ 93
Decrease in net profit	$ 93